Condensed Consolidated Balance Sheets (Unaudited) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 18,649,931	$ 18,807,936
Restricted cash	10,950,389	12,762,708
Trade receivable	17,512,742	14,119,606
Inventories	19,591,140	15,309,100
Other receivables, net	2,152,125	2,725,015
Advances to suppliers	444,323	142,417
Other current assets	520,537	616,008
Total current assets	69,821,187	64,482,790
NON-CURRENT ASSETS
Property and equipment, net	4,672,145	5,100,264
Long-term investment	1,159,275	1,772,072
Farmland assets	627,573	666,721
Long-term deposits	1,087,694	1,038,125
Other noncurrent assets	725,111	790,056
Operating lease right-of-use assets	13,683,765	13,924,826
Intangible assets, net	2,990,780	3,195,748
Total non-current assets	24,946,343	26,487,812
Total assets	94,767,530	90,970,602
CURRENT LIABILITIES
Accounts payable	34,401,260	26,990,250
Notes payable	24,522,897	29,255,776
Other payables	1,677,055	1,314,919
Other payables - related parties	1,450,423	683,560
Customer deposits	654,664	695,931
Taxes payable	1,656,743	1,706,909
Accrued liabilities	378,222	756,516
Current portion of operating lease liabilities	5,043,017	5,131,373
Total current liabilities	69,784,281	66,535,234
Long-term operating lease liabilities	7,445,300	7,768,216
Total liabilities	77,229,581	74,303,450
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares; $0.24 par value; 150,000,000 shares authorized; 1,682,861 and 1,184,861 shares issued and outstanding as of September 30, 2023 and March 31, 2023, respectively	403,887	284,367
Preferred shares; $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of September 30, 2023 and March 31, 2023
Additional paid-in capital	86,428,498	83,958,418
Statutory reserves	1,309,109	1,309,109
Accumulated deficit	(70,197,265)	(69,273,018)
Accumulated other comprehensive income	940,593	1,735,135
Total shareholders’ equity attributed to China Jo-Jo	18,884,822	18,014,011
Noncontrolling interests	(1,346,873)	(1,346,859)
Total shareholders’ equity	17,537,949	16,667,152
Total liabilities and shareholders’ equity	$ 94,767,530	$ 90,970,602